Summary of Significant Accounting Policies - AFUDC (FY) (Details) - Cleco Power	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Public Utilities, General Disclosures [Line Items]
Composite AFUDC rate, including borrowed and other funds, pre-tax	10.71%	9.58%	11.07%
Public utilities, rate net of tax	8.37%	7.08%	6.81%